Loss per share (Schedule of detailed information about basic and diluted loss per share) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Numerator
Loss attributable to common shareholders	$ (2,832,864)	$ (2,362,239)	$ (4,346,200)
Loss used in computation of basic and diluted loss per	$ (2,832,864)	$ (2,362,239)	$ (4,346,200)
Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	288,398,051	237,242,674	207,131,781